Subsequent events (Details Narrative) - Del Rey [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 02, 2023
IfrsStatementLineItems [Line Items]
Percentage of acquisition		100.00%
Aggregate purchase price	R$ 825,000
Payment of purchase price	575,000
Total annual installment	250,000
First annual installment	150,000
Second annual installment	50,000
Third annual installment	50,000
Transaction costs	11,860
U N I T Alagoas [Member]
IfrsStatementLineItems [Line Items]
Potential additional payment	R$ 1,250